CAPITAL TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE F - CAPITAL TRANSACTIONS

Common stock

During the six month period ended June 30, 2010, the Company sold an aggregate of 200,000 shares of common stock and warrants to purchase an aggregate of 100,000 shares of common stock for $50,000, $0.25, per share, to three investors.  The warrants are exercisable at $0.60, per share, for a period of one year from the date of issuance.

During the six months ended June 30, 2010, the Company issued an aggregate of 190,000 shares of common stock to two consultants in consideration for marketing services.   The shares were valued using the fair value of the shares on the date of issuance, of $.51 per share, for a total of $96,900.

Effective April 30, 2010, the Company issued an aggregate of 2,700,000 shares of common stock to employees and a consultant for an aggregate of $1,026,000, $.38, per share, including 1,600,000 shares to officers. These shares are subject to forfeiture if the employees and consultant are no longer with the Company, as follows:

January 31, 2012	2,700,000
January 31, 2013	1,800,000
January 31, 2015	900,000

As of April 1, 2011, the Company discovered an error in the amortization of the stock based compensation and, as a result has restated deferred compensation to $666,857, an increase of $26,346, as of March 31, 2011 (and to $764,805, a decrease of $90,195 as of December 31, 2010).

For the three and six months ended June 30, 2010, the effect on net loss was as follows:

	Three Months	Six Months
As originally reported	($566,810)	($763,802)
Adjustment	(65,299)	(65,299)
As restated	($632,109)	($829,101)

For the year ended December 31, 2010, the effect on net loss was as follows:

As originally reported	($1,687,814)
Adjustment	(90,195)
As restated	($1,778,009)

Warrants

In October 2010, the Company extended the exercisable life of certain warrants issued to investors to purchase an aggregate of 1,033,333 shares of common stock issued in 2002 for a period of one year. The extended warrants expire in October 2011.  The purchase price of these warrants ranged from $1.00 - $1.25, per share. The Company calculated the fair value of the extended warrants by using the Black-Scholes option-pricing model with the following weighted average assumptions: no dividend yield for all the years; expected volatility of 55%; risk-free interest rate of 5% and an expected life of one year.